Thrivent Flexible Premium Deferred Variable Annuity
Thrivent Variable Annuity Account I

Updating Summary Prospectus
April 30, 2024
This updating summary prospectus summarizes key features of the Thrivent Flexible Premium Deferred Variable Annuity Contract (the “Contract”) offered between 2005 and 2022 by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law. It also describes the flexible premium variable annuity contract we offered between 2002 and 2005. Even though we no longer issue new Contracts, you may continue to allocate premiums among investment options with different investment objectives
The prospectus, which contains more information about the features, benefits and risks of the Contract is available online at dfinview.com/Thrivent/FlexDefVA. You can also request paper copies at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Important Information You Should Consider About the Contract	The Annual Portfolio Company Expenses table was updated to reflect the new range for the current fees associated with each Portfolio.
Fee Table
The Mortality and Expense Risk charge for Contract Years 8 and longer has been reduced from 1.00% to 0.90% on the 2005 Contract.
The Mortality and Expense Risk charge has been reduced from 1.10% to
1.00% on the 2002 Contract.
The Fee Table was updated to reflect the new range of fees for Annual
Portfolio Company Expenses.

Charges
The current GLWB Risk Charge has been reduced for all 3 subaccount options. The current GLWB Risk Charge for contracts with the Thrivent
Moderately Aggressive Allocation and Thrivent Moderate Allocation
subaccounts has been reduced from 1.25% to 0.95%. For contracts with the
Thrivent Moderately Conservative Allocation subaccount, the GLWB Risk
Charge has been reduced from 0.75% to 0.55%.

Benefits Table – Other Benefits	Fixed Period Allocations are now being offered. The Benefits Table has been updated to include Fixed Period Allocations (not available with Washington contracts).
Appendix: Portfolios Available Under the Contract	The Annual Portfolio Company Expenses and performance data have been updated.
Important Information You Should Consider About the Contract
FEES AND EXPENSES (Contract W-BC-FPVA (05) Issued from May 2005 through the December 2022)	Location in Statutory Prospectus
Charges for Early Withdrawals
If you request a full or partial surrender within the first 7 Contract Years, you may be assessed a Surrender Charge. The maximum Surrender Charge is
7% during the first year and declines by 1% annually. If you make a full or partial surrender in the first 7 Contract Years, you could pay a Surrender
Charge of up to $7,000 on a $100,000 investment.
In each Contract Year you may surrender without a Surrender Charge up to
10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year.
Charges – Surrender Charges
Transaction Charges
In addition to Surrender Charges, there may also be charges for other transactions.
You may make 12 free subaccount transfers in each Contract Year. On subsequent subaccount transfers (other than the Dollar Cost Averaging and
Asset Rebalancing programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Charges – Transfer Charges

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of Accumulated Value in each subaccount):
	Contract Years 1-7	0.0%	1.25%
	Contract Years 8+	0.0%	1.15%
	Investment Options ( Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio.	0.23%	1.50%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB)	0.0%	0.20%
	Premium Accumulation Death Benefit (PADB)	0.0%	0.40%
	Earnings Addition Death Benefit (EADB)	0.0%	0.25%
	MADB and PADB	0.0%	0.50%
	MADB and EADB	0.0%	0.35%
	PADB and EADB	0.0%	0.55%
	MADB and PADB and EADB	0.0%	0.65%
	Return Protection Allocation (RPA) as a percentage of assets in the RPA subaccounts	0.0%	0.75%
	MADB and RPA	0.0%	0.95%
	Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charge	0.0%	1.25%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

	Lowest Annual Cost: $1,506	Highest Annual Cost: $3,427
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses	Most expensive Portfolio fees and expenses
	No optional benefits or riders	All 3 optional death benefits: MADB, EADB and PADB
	No sales charges	No sales charges
	No additional purchase payments, transfers or withdrawals	No additional purchase payments, transfers or withdrawals

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. The Contract has a 7-year Surrender Charge from the date the Contract was issued that may decrease the surrender value.
Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed
Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract
RESTRICTIONS		Location in Statutory Prospectus
Investments
We reserve the right to add, delete, combine or substitute investment options.
If you have money in the Fixed Account, the amount transferred from the
Fixed Account in any Contract Year may not exceed the greater of $500 or
25% of the Accumulated Value in the Fixed Account.
Premium amounts of $1 million or greater require prior approval. We reserve the right to limit the total of all premiums paid under the Contract to $1 million.
Additional premiums must be at least $50.
Purchases and Contract Value – Fixed Account
Optional Benefits	You may only select Optional Living or Optional Death Benefits at the time of issue.	Benefits Available Under the Contract
TAXES		Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract.
There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Taxes
CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation
Financial advisors or professionals receive compensation for selling the
Contract s. The financial advisor or professional will receive a base commission and may also receive trailing compensation based on the
Contract’s Accumulated Value. Financial advisors or professionals may have an incentive to offer or recommend the Contract over another investment.
They may also have an incentive to recommend you move to a new product.
Distribution of the Contracts
Exchanges
Some financial advisors or professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new
Contract rather than continue to own the existing contract.
Taxes – Exchanges of Annuity Contracts

FEES AND EXPENSES (Contract W-BB-FPVA (02) Issued between November 2002 & May 2005)				Location in Statutory Prospectus
Charges for Early Withdrawals	This Contract no longer has Surrender Charges applied to full or partial surrenders.			Charges-Surrender Charge
Transaction Charges
There may be charges for other transactions.
You may make 12 free subaccount transfers in each Contract Year. On subsequent subaccount transfers (other than the Dollar Cost Averaging and
Asset Rebalancing programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
				Charges-Transfer Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of daily net assets in the Portfolios)	0%	1.25%
	Investment Options ( Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio	0.23%	1.50%
	Optional benefits available for an additional charge (as a percentage of average Contract value)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB)	0%	0.10%
	Premium Accumulation Death Benefit (PADB)	0%	0.25%
	Earnings Addition Death Benefit (EADB)	0%	0.20%
	MADB and PADB	0%	0.30%
	MADB and EADB	0%	0.25%
	PADB and EADB	0%	0.40%
	MADB and PADB and EADB	0%	0.45%
	Return Protection Allocation (RPA) as a percentage of assets in the RPA subaccounts	0%	0.75%
	MADB and RPA	0%	0.85%

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,253	Highest Annual Cost: $2,980
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses.	Most expensive Portfolio fees and expenses
	No optional benefits	All 3 optional death benefits: MADB, EADB and PADB
	No sales charges	No sales charges
	No additional purchase payments, transfers or withdrawals	No additional purchase payments, transfers or withdrawals
RISKS			Location in Statutory Prospectus
Risk of Loss	You can lose money investing in the Contract.		Principal Risks of Investing in the Contract
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash.		Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed
Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract
RESTRICTIONS			Location in Statutory Prospectus
Investments
We reserve the right to add, remove or substitute investment options.
The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed
Account.
Purchases and Contract Value – Fixed Account
Optional Benefits
Optional death benefits could only be added at the time the Contract was issued. The optional benefit value is decreased by the same proportion as the
Accumulated Value is decreased by a partial surrender. This may reduce the benefit value by an amount greater than the value withdrawn or could terminate the benefit.
Benefits Available Under the Contract
TAXES			Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract.
There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Taxes

CONFLICTS OF INTEREST	Location in Statutory Prospectus
Investment Professional Compensation
Financial advisors or professionals receive compensation for selling the
Contract s. The financial advisor or professional will receive a base commission and may also receive trailing compensation based on the
Contract’s Accumulated Value. Financial advisors or professionals may have an incentive to offer or recommend the Contract over another investment.
They may also have an incentive to recommend you move to a new product.
Distribution of the Contracts
Exchanges
Some financial advisors or professionals may have a financial incentive to offer you a new contract in place of the one they already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new
Contract rather than continue to own the existing contract.
Taxes-Exchanges of Annuity Contracts
Special Terms
Accumulated Value	The sum of the accumulated values for your Contract in subaccounts, the Fixed Account, and Fixed Period Allocations on or before the Annuity Date.
Annuity Date	The date when annuity income payments will begin if an Annuitant is living on that date.
Contract	The flexible premium deferred variable annuity contracts offered by Thrivent and described in this prospectus.
Contract Anniversary	The same date in each succeeding year as the Date of Issue.
Contract Year	The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.
Fixed Account
Part of the general account of Thrivent, which includes all of Thrivent assets other than those in any Variable Account of Thrivent. For the current interest rate, please call our
Service Center at 1-800-847-4836.

Portfolio	Each subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Qualified Plan	A retirement plan that receives favorable tax treatment under Section 401, 403, 408, or 408A or similar provisions of the Internal Revenue Code.
Service Center	Thrivent, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Surrender Charge	A charge that applies to withdrawals that have not met the waiting period.

Appendix: Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/FlexDefVA. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflect fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEAR	10 YEAR
Allocation - 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.77%[1]	19.31%	11.56%	8.61%
Large Growth	Thrivent All Cap Portfolio	0.68%	22.13%	14.75%	10.10%
Allocation - 30% to 50% Equity	Thrivent Balanced Income Plus Portfolio	0.66%	12.46%	6.86%	5.32%
Allocation - 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.49%	10.20%	4.73%	4.13%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	9.13%	3.32%	1.88%
Large Blend	Thrivent ESG Index Portfolio	0.36%[1]	28.19%	N/A4	N/A4
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.63%	22.03%	11.08%	7.95%
Intermediate Government	Thrivent Government Bond Portfolio	0.46%	4.37%	0.90%	1.63%
Health	Thrivent Healthcare Portfolio	0.85%[1]	4.15%	10.65%	8.88%
High Yield Bond	Thrivent High Yield Portfolio	0.47%	11.83%	4.25%	3.66%
Corporate Bond	Thrivent Income Portfolio	0.44%	9.29%	3.04%	3.09%
Foreign Large Blend	Thrivent International Allocation Portfolio	0.75%	18.11%	6.70%	3.47%
Foreign Large Blend	Thrivent International Index Portfolio	0.42%	17.76%	N/A4	N/A4
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	47.07%	17.99%	13.82%
Large Blend	Thrivent Large Cap Index Portfolio	0.23%	26.01%	15.42%	11.74%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	12.87%	13.04%	9.37%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.45%	6.38%	2.17%	1.97%
Global Large-Stock Blend	Thrivent Low Volatility Equity Portfolio[5]	0.90%[1]	8.06%	7.58%	N/A2
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.85%[1]	17.12%	N/A4	N/A4
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	16.19%	12.36%	8.98%

INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEAR	10 YEAR
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	14.19%	13.12%	10.96%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.89%[1]	13.31%	N/A4	N/A4
Allocation - 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.64%[1]	16.18%	8.15%	6.24%
Allocation - 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.71%[1]	17.60%	9.56%	7.25%
Allocation - 30% to 50% Equity	Thrivent Moderately Conservative Allocation Portfolio	0.61%[1]	12.09%	5.42%	4.48%
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	4.88%	1.66%	1.02%
Multisector Bond	Thrivent Multidimensional Income Portfolio[6]	0.98%[1]	8.36%	3.88%	N/A2
Multisector Bond	Thrivent Opportunity Income Plus Portfolio	0.70%	8.93%	2.37%	2.51%
Real Estate	Thrivent Real Estate Securities Portfolio	0.87%	10.14%	7.12%	7.41%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[1]	9.86%	13.60%	N/A3
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	15.79%	10.78%	8.41%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	12.62%	14.55%	10.63%
1Current expenses reflect temporary fee reductions.
2The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/28/2017 and does not have annual returns for the period shown.
3The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
4The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.
5The Thrivent Low Volatility Equity Portfolio will merge into the Thrivent Global Stock Portfolio on or about July 26, 2024. The Low Volatility Equity subaccount will be closed to new money if you don't already have funds in this subaccount at the end of the day on April 30, 2024. If you already have money in this subaccount, you may continue to invest until the merger has been completed.
6The Thrivent Multidimensional Income Portfolio will merge into the Thrivent Opportunity Income Plus Portfolio on or about July 26, 2024. The Multidimensional Income subaccount will be closed to new money if you do not already have funds in this subaccount at the end of the day on April 30, 2024. If you already have money in this subaccount, you may continue to invest until the merger has been completed.
With the Guaranteed Lifetime Withdrawal Benefit Rider, you are limited in your investment options based on the timing of your Contract purchase.
For GLWB Riders added on or after July 24, 2014, you must allocate all of your Accumulated Value to the following investment option:
♦
Thrivent Moderately Conservative Allocation subaccount.
For GLWB Riders added on or after January 16, 2014, and on or before July 23, 2014, you must allocate all of your Accumulated Value to only one of the following investment options:
♦
Thrivent Moderate Allocation subaccount (as long as you have elected to have premium allocated to this subaccount on or before July 23, 2014, and do not transfer the Accumulated Value out of that subaccount); or
♦
Thrivent Moderately Conservative Allocation subaccount.

If the GLWB Rider was added on or before January 15, 2014, you must allocate all of your Accumulated Value to only one of the following investment options:
♦
Thrivent Moderately Aggressive Allocation subaccount (as long as you have elected to have premium allocated to this subaccount on or before January 15, 2014, and do not transfer the Accumulated Value out of that subaccount); or
♦
Thrivent Moderate Allocation subaccount (as long as you have elected to have premium allocated to this subaccount on or before July 23, 2014, and do not transfer the Accumulated Value out of that subaccount); or
♦
Thrivent Moderately Conservative Allocation subaccount

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This updating summary prospectus incorporates by reference the Thrivent Flexible Premium Deferred Variable Annuity prospectus and Statement of Additional Information (SAI), both dated April 30, 2024, as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2024 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/FlexDefVA. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission Website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Forms #W-BC-FPVA and state variations
EDGAR Contract No. C000007338 32037SPRU R4-24